LEASE - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LEASE
Operating lease costs	¥ 11,820,162	$ 1,619,356	¥ 15,494,118	¥ 15,945,782
Short-term lease costs	666,515	$ 91,312	2,242,409	3,686,856
Operating lease costs capitalized	¥ 0		¥ 0	¥ 0
Weighted average remaining lease term	4 years 10 months 24 days	4 years 10 months 24 days	5 years 6 months	6 years 3 months 18 days
Weighted average discount rate	6.05%	6.05%	6.05%	6.15%